Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 429,501,499	$ 371,935,502
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	266,511,653	367,698,176
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	247,589,607	354,025,057
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	18,406,328	13,301,474
Total | Fortis Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	515,718	371,645
Quoted Prices in Active Markets for Identical Assets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	266,511,653	367,542,642
Quoted Prices in Active Markets for Identical Assets | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	247,589,607	354,025,057
Quoted Prices in Active Markets for Identical Assets | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	18,406,328	13,145,940
Quoted Prices in Active Markets for Identical Assets | Fortis Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	515,718	371,645
Significant Other Observable Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	155,534
Significant Other Observable Inputs | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Other Observable Inputs | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	155,534
Significant Other Observable Inputs | Fortis Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Significant Unobservable Inputs | Fortis Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,628,876	$ 4,237,326
Fair Value Measured at Net Asset Value Per Share | Common collective trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 159,360,970